COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

6.COMMITMENTS AND CONTINGENCIES

Leases

The Company has one operating lease of office space in Lexington, Massachusetts that will expire on February 28, 2024.

Leases with an initial term of twelve months or less are not recorded on the balance sheet date, and the Company does not separate lease and non-lease components of contracts. There are no material residual guarantees associated with any of the Company’s leases, and there are no significant restrictions or covenants included in the Company’s lease agreements.

The Company’s lease agreement does not provide an implicit borrowing rate. Therefore, the Company used a benchmark approach to derive an appropriate imputed discount rate. The Company benchmarked itself against other companies of similar credit ratings and comparable quality and derived an imputed rate, which was used to discount its real estate lease liabilities. The Company used estimated incremental borrowing rates for its active real estate lease. The calculated incremental borrowing rate was 5.96%, which was calculated based on remaining lease term of 1.92 years as of January 1, 2022.

There was no sublease rental income for the three months ended March 31, 2022, and the Company is not the lessor in any lease arrangement, and there were no related-party lease agreements.

Undiscounted Cash Flows

Future lease payments included in the measurement of lease liabilities on the balance sheet are as follows:

2022 (excluding three months ended March 31, 2022)	$122,631
2023	165,254
2024	27,601
Total future minimum lease payments	315,486
Less effect of discounting	(18,104)
Present value of future minimum lease payments	$297,382

Rent expense for the three months ended March 31, 2022 and 2021 amounted to $44,957 and $40,178, respectively.

Cash Flows

Supplemental cash flow information related to operating lease for the three months ended March 31, 2022 was as follows:

Non-cash operating lease expense (operating cash flow)	$36,291
Change in operating lease liabilities (operating cash flow)	$(35,741)
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right-of-use assets	$333,123

Legal Proceedings

From time to time the Company is involved in litigation, claims, and other proceedings arising in the ordinary course of business. Such litigation and other proceedings may include, but are not limited to, actions relating to employment law and misclassification, intellectual property, commercial or contractual claims, or other consumer protection statutes. Litigation and other disputes are inherently unpredictable and subject to substantial uncertainties and unfavorable resolutions could occur. As of March 31, 2022, there was no material litigation against the Company.

8.COMMITMENTS AND CONTINGENCIES

Leases

The Company leases its office space in Lexington, Massachusetts under a non-cancelable operating lease that was entered into in September 2012 and most recently amended on April 10, 2017. The lease requires monthly rental payments, presented by year in the table below, which escalate during the lease term and expires on February 28, 2024. The difference between straight-line rent expense and rent paid is immaterial.

Year Ending December 31,	Operating Leases
2022	$163,158
2023	165,254
2024	27,601
Total	$356,013

Rent expense for the years ended December 31, 2021 and 2020 amounted to $167,167 and $136,281, respectively.

Legal Proceedings

From time to time the Company is involved in litigation, claims, and other proceedings arising in the ordinary course of business. Such litigation and other proceedings may include, but are not limited to, actions relating to employment law and misclassification, intellectual property, commercial or contractual claims, or other consumer protection statutes. Litigation and other disputes are inherently unpredictable and subject to substantial uncertainties and unfavorable resolutions could occur. As of December 31, 2021, there was no material litigation against the Company.